Expenses by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employment-related costs:
Wages and salaries	$ 910	$ 891
Employee benefits and other wage-related costs	196	190
Bonus payments	217	205
Post-employment benefits and pension costs	84	81
Employee benefits expense	1,407	1,367
Transportation	546	440
Depreciation and amortization	1,679	884
Raw material purchases	755	601
Fuel and energy	875	758
Operating supplies consumed	646	507
Maintenance and repair supplies	610	529
Contractors and consultants	1,003	926
Overhead costs	439	247
Royalties	466	285
Other operating costs net of recoveries	(12)	(72)
Expense by nature	8,414	6,472
Adjusted for:
Capitalized production stripping costs	(373)	(455)
Change in inventory	(171)	(154)
Total cost of sales, general and administration, exploration and research and innovation expenses	$ 7,870	$ 5,863